Investment in Other Entities (Details) - Schedule of Equity Method Investments - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total investment in other entities	$ 48,708	$ 47,150
Pine Bend [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%
Total investment in other entities	$ 20,730	21,188
Noble Road [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	50.00%
Total investment in other entities	$ 24,053	24,516
GREP [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	20.00%
Total investment in other entities	$ 3,925	$ 1,446